                                   SUPPLEMENT
                           DATED APRIL 11, 2007 TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2007
              FOR THE HARTFORD MUTUAL FUNDS (EACH, A "PROSPECTUS")
                                WITH RESPECT TO:

THE HARTFORD SELECT MIDCAP GROWTH FUND

Under the heading "The Hartford Select MidCap Growth Fund, Your Expenses," on page 94 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the Example table are deleted and replaced with the following:

     YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                      CLASS A   CLASS B   CLASS C
                                                                      -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage
      of offering price                                               5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is less)       None(1)    5.00%     1.00%
   Exchange fees                                                      None       None      None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                    0.75%      0.75%     0.75%
   Distribution and service (12b-1) fees                              0.25%(2)   1.00%     1.00%
   Other expenses(3)                                                  0.54%      0.77%     0.62%
   Total annual operating expenses(3)(4)                              1.54%(2)   2.52%     2.37%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fee over 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.35%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

     EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  698    $  755    $  340
Year 3                        $1,010    $1,085    $  739
Year 5                        $1,343    $1,540    $1,265
Year 10                       $2,284    $2,615    $2,706

     You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  698    $  255    $  240
Year 3                           $1,010    $  785    $  739
Year 5                           $1,343    $1,340    $1,265
Year 10                          $2,284    $2,615    $2,706

THE HARTFORD SELECT MIDCAP VALUE FUND

Under the heading "The Hartford Select MidCap Value Fund, Your Expenses," on page 97 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the Example Table are deleted and replaced with the following:

     YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                      CLASS A   CLASS B   CLASS C
                                                                      -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage
      of offering price                                               5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is less)       None(1)    5.00%     1.00%
   Exchange fees                                                      None       None      None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                    0.75%      0.75%     0.75%
   Distribution and service (12b-1) fees                              0.25%(2)   1.00%     1.00%
   Other expenses(3)                                                  0.44%      0.67%     0.53%
   Total annual operating expenses(3)(4)                              1.44%(2)   2.42%     2.28%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fee over 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.30%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

     EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  689    $  745    $  331
Year 3                        $  980    $1,055    $  712
Year 5                        $1,294    $1,491    $1,220
Year 10                       $2,179    $2,513    $2,615

     You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  689    $  245    $  231
Year 3                           $  980    $  755    $  712
Year 5                           $1,294    $1,291    $1,220
Year 10                          $2,179    $2,513    $2,615

In the section entitled "Management of the Funds - Management Fees" on page 202 of the Prospectus, references in the Management Fee charts to Select MidCap Growth Fund and Select MidCap Value Fund are deleted and the following new chart is added:

SELECT MIDCAP GROWTH FUND AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.75%
Next $500 million             0.70%
Amount Over $1 billion        0.65%

                                   SUPPLEMENT
                           DATED APRIL 11, 2007 TO THE
                            CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
              FOR THE HARTFORD MUTUAL FUNDS (EACH, A "PROSPECTUS")
                                WITH RESPECT TO:

THE HARTFORD SELECT MIDCAP GROWTH FUND

Under the heading "The Hartford Select MidCap Growth Fund, Your Expenses," on page 93 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the Example table are deleted and replaced with the following:

     YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                           CLASS Y
                                                                                           -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of offering price       None
   Maximum deferred sales charge (load) (as a percentage of purchase price or redemption
      proceeds, whichever is less)                                                          None
   Exchange fees                                                                            None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                          0.75%
   Distribution and service (12b-1) fees                                                    None
   Other expenses                                                                           0.23%
   Total annual operating expenses(1)                                                       0.98%

(1) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fees and expenses and extraordinary expenses, to 0.95%. This policy may be discontinued at any time.

     EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  100
Year 3                                   $  312
Year 5                                   $  542
Year 10                                  $1,201

THE HARTFORD SELECT MIDCAP VALUE FUND

Under the heading "The Hartford Select MidCap Value Fund, Your Expenses," on page 96 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the Example table are deleted and replaced with the following:

     YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                           CLASS Y
                                                                                           -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of offering price       None
   Maximum deferred sales charge (load) (as a percentage of purchase price or redemption
      proceeds, whichever is less)                                                          None
   Exchange fees                                                                            None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                          0.75%
   Distribution and service (12b-1) fees                                                    None
   Other expenses                                                                           0.33%
   Total annual operating expenses(1)                                                       1.08%

(1) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fees and expenses and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

     EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  110
Year 3                                   $  343
Year 5                                   $  595
Year 10                                  $1,317

In the section entitled "Management of the Funds - Management Fees" on page 169 of the Prospectus, references in the Management Fee charts to Select MidCap Growth Fund and Select MidCap Value Fund are deleted and the following new chart is added:

SELECT MIDCAP GROWTH FUND AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.75%
Next $500 million             0.70%
Amount Over $1 billion        0.65%